Financial Liabilities at Amortised Cost (Details) - Disclosure Of Other Financial Liabilities - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Mortgage Fnance Bonds [Line Items]
Non-current portion subtotal	$ 0	$ 178
Amounts due to credit card operators	198,633	171,529
Acceptance of letters of credit	204	0
Other long-term financial obligations, short-term portion	1,704	124,566
Current portion subtotal	200,541	296,095
Total other financial liabilities	200,541	296,273
Due after 1 year but within 2 years
Schedule of Mortgage Fnance Bonds [Line Items]
Non-current portion subtotal	0	78
Due after 2 years but within 3 years
Schedule of Mortgage Fnance Bonds [Line Items]
Non-current portion subtotal	0	86
Due after 3 years but within 4 years
Schedule of Mortgage Fnance Bonds [Line Items]
Non-current portion subtotal	0	14
Due after 4 years but within 5 years
Schedule of Mortgage Fnance Bonds [Line Items]
Non-current portion subtotal	0	0
More than 5 years
Schedule of Mortgage Fnance Bonds [Line Items]
Non-current portion subtotal	$ 0	$ 0